OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Advances to staff for business use		5,277	8,368
Deposits for rental		312	3,999
Deposits for land use right		167	2,805
Others		1,244	1,235
Other Assets, Current	$ 1,139	7,000	16,407